Contract Balances, Performance Obligations and Contract Costs - Contract Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Jan. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Capitalized contract cost, net, total	$ 18.5		$ 18.5		$ 18.6
Capitalized contract cost, amortization	$ 1.7	$ 1.6	$ 3.4	$ 3.2